Deposits - Composition of Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deposits [Abstract]
Noninterest-bearing deposits	$ 89,989	$ 137,743
Interest-bearing deposits
Interest checking	127,453	134,491
Money market savings	199,378	148,014
Savings accounts	43,219	71,782
Time deposits	52,273	32,946
Total interest-bearing deposits	422,323	387,233
Total deposits	$ 512,312	$ 524,976